This is filed pursuant to Rule 497(e).

AllianceBernstein Large Cap Growth Fund, Inc.
File Nos. 33-49530 and 811-06730.

AllianceBernstein Global Research Growth Fund, Inc.
File Nos. 333-85164 and 811-21064.

                                             ALLIANCEBERNSTEIN GROWTH FUNDS
                                   -AllianceBernstein Large Cap Growth Fund
                             -AllianceBernstein Global Research Growth Fund
--------------------------------------------------------------------------------
Supplement dated February 23, 2006 to the Prospectuses dated November 1, 2005 (as amended December 30, 2005) of the AllianceBernstein Growth Funds that offer Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Large Cap Growth Fund and AllianceBernstein Global Research Growth Fund and that offer Class A, Class R, Class K and Class I shares of AllianceBernstein Large Cap Growth Fund and AllianceBernstein Global Research Growth Fund.

This Supplement supersedes the Supplement dated February 6, 2006 to the Prospectuses dated November 1, 2005 (as amended December 30, 2005) of the AllianceBernstein Growth Funds that offer Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Large Cap Growth Fund and that offer Class A, Class R, Class K and Class I shares of AllianceBernstein Large Cap Growth Fund.

The following information replaces certain information in the Fund's Prospectuses under the heading "Management of the Funds - Portfolio Managers."

The day-to-day management of and investment decisions for the AllianceBernstein Large Cap Growth Fund are made by the Adviser's U.S. Large Cap Growth Investment Team. The U.S. Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior members of the U.S. Large Cap Growth Investment Team with the responsibility for day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:

          Employee; Year; Title                     Principal Occupation During The Past Five (5) Years
          ---------------------                     ---------------------------------------------------
James G. Reilly; since 2006; Executive Vice         Executive Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Reilly has been a
                                                    member of the U.S. Large Cap Growth Investment Team
                                                    since 1988.

David P. Handke, Jr.; since 2006; Senior Vice       Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Handke has been a
                                                    member of the U.S. Large Cap Growth Investment Team
                                                    since 1984.

Scott Wallace; since 2006; Senior Vice President    Senior Vice President of ACMC with which he has been
  of ACMC                                           associated since prior to 2001.  Mr. Wallace has been a
                                                    member of the U.S. Large Cap Growth Investment Team
                                                    since 2001.

Michael J. Reilly; since 2006; Senior Vice          Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Reilly has been a
                                                    member of the U.S. Large Cap Growth Investment Team
                                                    since 1992.

Syed J. Hasnain; since 2006; Senior Vice            Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated since prior to 2001.  Mr. Hasnain has been a
                                                    member of the U.S. Large Cap Growth Investment Team
                                                    since 1994.


The following information replaces certain information in the Fund's Prospectuses under the heading "Management of the Funds - Portfolio Managers."

The Adviser's Global Research Growth Portfolio Oversight Group, comprised of senior investment professionals, in consultation with the Global Research Growth research sector heads, is responsible for determining the market sectors into which the AllianceBernstein Global Research Growth Fund's assets are invested and the percentage allocation into each sector.

The following table lists the research sector heads with the responsibility for the day-to-day management of the Fund's portfolio, the year that each person assumed joint and primary responsibility for the Fund, and each person's principal occupation during the past five years:

          Employee; Year; Title                     Principal Occupation During The Past Five (5) Years
          ---------------------                     -------------------------------------------------------
Norman M. Fidel; since inception; Senior Vice       Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

Jane E. Schneirov; since inception; Senior Vice     Senior Vice President of ACMC with which she has been
  President of ACMC                                 associated in a substantially similar capacity to her
                                                    current position since prior to 2001.

Scott E. McElroy; since 2006; Senior Vice           Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

Janet A. Walsh; since inception; Senior Vice        Senior Vice President of ACMC with which she has been
  President of ACMC                                 associated in a substantially similar capacity to her
                                                    current position since prior to 2001.

Thomas A. Schmitt; since inception; Senior Vice     Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

Francis X. Suozzo; since inception; Senior Vice     Senior Vice President of ACMC with which he has been
  President of ACMC                                 associated in a substantially similar capacity to his
                                                    current position since prior to 2001.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

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